Income taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Buildings and equipment
Deferred tax assets and liabilities
Tax Pools, Amount	$ 2,100,000	$ 2,200,000
Exploration and evaluation assets
Deferred tax assets and liabilities
Tax Pools, Amount	115,055,000	104,843,000
US
Deferred tax assets and liabilities
Loss carry forwards	133,697,000	114,352,000
Loss carry forwards not been recognized	133,697,000	114,352,000
Canada
Deferred tax assets and liabilities
Loss carry forwards	26,931,000	$ 24,019,000
Loss carry forwards not been recognized	$ 26,931,000